Expense Example - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select FinTech Portfolio - Select FinTech Portfolio	Apr. 29, 2024 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942